LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES

NOTE 7:LEASES

The Company entered into office lease arrangements where its administrative, research and development, support services and sales and marketing activities are located. Those lease arrangements have remaining terms of up to 9 years. As of December 31, 2020, the Company had operating lease right-of-use (“ROU”) assets of $18.8 million, of which $15.9 were located in Israel, and the remaining ROU assets were located in the United States.

The components of lease expense during the period presented were as follows:

	Year Ended
	December 31, 2019	December 31, 2020
	(U.S. $ in thousands)
Operating lease expense	$3,110	$3,791
Short-term lease expense	786	545
Total lease expense	$3,896	$4,336

Rent expense for the years ended December 31, 2018 was approximately $2,396 thousand.

F - 21

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year Ended
	December 31, 2019	December 31, 2020
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,602	$4,169
ROU assets obtained in exchange for lease liabilities:
Operating leases	$10,063	$-

Lease term and discount rate related to operating leases as of the period presented were as follows:

	Year Ended December 31,
	2019	2020
Weighted-average remaining lease term (in years)	8.4	7.6
Weighted-average discount rate	7.5%	7.6%

The maturities of lease liabilities under operating leases as of December 31, 2020 are as follows:

(U.S. $ in thousands)
2021	4,378
2022	4,393
2023	4,128
2024	3,830
2025	3,307
Thereafter	10,198
Total undiscounted lease payments	$30,234
Less: Imputed interest	(6,809)
Total lease liabilities	$23,425